Share-Based Payments - Valuations of Options Granted (Details)		12 Months Ended
	Jan. 22, 2025 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	3,000,000	3,000,000	0
Exercise price		$ 0.6
Award date		Jan. 22, 2025
Expiry date		Jan. 22, 2030
Volatility		80.00%
Risk-free interest rate		4.041%
Fair value at grant date		$ 0.4078